UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2013

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments

PIMCO High Income Fund Schedule of Investments
June 30, 2012 (unaudited)

Principal
Amount
(000s)		Value*
CORPORATE BONDS & NOTES—68.0%
Airlines—1.5%
	American Airlines Pass Through Trust,
$4,789	10.18%, 1/2/13 (b)(d)	$3,974,644
898	10.375%, 1/2/21	961,033
11,722	United Air Lines Pass Through Trust, 10.40%, 5/1/18 (i)	13,377,745
		18,313,422
Automotive—1.5%
	Ford Motor Co.,
5,000	7.125%, 11/15/25	5,700,000
5,900	7.50%, 8/1/26	6,873,500
5,000	9.215%, 9/15/21	6,406,250
		18,979,750
Banking—15.5%
5,000	AgFirst Farm Credit Bank, 7.30%, 7/30/12 (a)(b)(c)(f)(j) (acquisition cost-$4,500,000; purchased 12/7/10)	5,005,050
£34,955	Barclays Bank PLC, 14.00%, 6/15/19 (f)	62,409,085
	BPCE S.A. (f),
€20,000	9.00%, 3/17/15	22,525,886
$5,000	12.50%, 9/30/19 (a)(c)	5,043,055
5,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
	11.00%, 6/30/19 (a)(c)(f)	6,322,750
47,500	Lloyds TSB Bank PLC, 12.00%, 12/16/24 (a)(c)(f)	49,767,982
£21,600	Santander Finance Preferred S.A. Unipersonal, 11.30%, 7/27/14 (f)	30,006,202
	Santander Issuances S.A. Unipersonal,
$2,000	5.911%, 6/20/16 (a)(c)	1,856,622
£6,300	7.30%, 7/27/19, (converts to FRN on 9/27/14)	8,189,424
		191,126,056
Consumer Products—0.5%
$6,300	Reynolds Group Issuer, Inc., 9.00%, 4/15/19 (a)(c)	6,315,750

Electric—0.0%
475	GenOn REMA LLC, 9.237%, 7/2/17	468,280

Entertainment—0.0%
550	Speedway Motorsports, Inc., 8.75%, 6/1/16	600,875

Financial Services—26.9%
25,710	AGFC Capital Trust I, 6.00%, 1/15/67, (converts to FRN on 1/15/17) (a)(c)	12,983,550
	Ally Financial, Inc.,
280	5.90%, 1/15/19	257,238
82	5.90%, 2/15/19	74,857
1,256	6.00%, 2/15/19	1,157,949
1,534	6.00%, 3/15/19	1,425,545
120	6.00%, 4/15/19	110,944
50	6.00%, 9/15/19	46,024
652	6.10%, 9/15/19	606,483
241	6.125%, 10/15/19	219,927
1,620	6.15%, 3/15/16	1,551,037
2,351	6.20%, 3/15/16	2,259,027

PIMCO High Income Fund Schedule of Investments
June 30, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$127	6.20%, 4/15/19	$118,864
20	6.25%, 2/15/16	19,480
30	6.25%, 12/15/18	28,028
622	6.25%, 1/15/19	582,547
199	6.25%, 4/15/19	186,047
7	6.25%, 5/15/19	6,562
385	6.25%, 7/15/19	362,767
2,680	6.30%, 3/15/16	2,583,673
543	6.35%, 2/15/16	522,357
643	6.35%, 4/15/16	618,438
82	6.35%, 4/15/19	76,772
141	6.35%, 7/15/19	130,919
2,641	6.40%, 3/15/16	2,579,319
250	6.40%, 12/15/18	236,425
361	6.40%, 11/15/19	340,846
3,069	6.50%, 2/15/16	3,002,395
1,155	6.50%, 3/15/16	1,121,909
2,036	6.50%, 9/15/16	1,969,757
453	6.50%, 6/15/18	433,311
164	6.50%, 12/15/18	155,256
456	6.50%, 5/15/19	433,540
40	6.50%, 2/15/20	37,286
1,160	6.55%, 10/15/16	1,126,042
112	6.55%, 12/15/19	106,588
1,093	6.60%, 8/15/16	1,068,723
282	6.60%, 5/15/18	267,903
753	6.60%, 6/15/19	720,180
969	6.65%, 4/15/16	941,385
649	6.65%, 8/15/16	633,822
1,437	6.65%, 10/15/18	1,362,579
48	6.70%, 5/15/14	47,603
571	6.70%, 8/15/16	555,555
65	6.70%, 6/15/18	62,102
10	6.70%, 11/15/18	9,573
412	6.70%, 6/15/19	396,248
20	6.70%, 12/15/19	19,093
1,391	6.75%, 7/15/16	1,341,188
2,916	6.75%, 8/15/16	2,838,021
261	6.75%, 9/15/16	254,564
113	6.75%, 7/15/18	108,598
41	6.75%, 9/15/18	39,305
330	6.75%, 10/15/18	317,379
6	6.75%, 11/15/18	5,757
1,121	6.75%, 5/15/19	1,079,164
2,137	6.75%, 6/15/19	2,046,117
890	6.80%, 9/15/16	869,788
10	6.80%, 9/15/18	9,516
13	6.80%, 10/15/18	12,483
2,861	6.85%, 4/15/16	2,791,897
646	6.85%, 5/15/16	626,289
526	6.85%, 7/15/16	511,170
679	6.875%, 8/15/16	663,075
169	6.875%, 7/15/18	162,642

PIMCO High Income Fund Schedule of Investments
June 30, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$50	6.90%, 6/15/17	$48,128
52	6.90%, 7/15/18	50,615
141	6.90%, 8/15/18	137,259
30	6.95%, 6/15/17	29,296
873	7.00%, 5/15/16	861,459
120	7.00%, 6/15/16	116,880
638	7.00%, 7/15/16	623,918
1,106	7.00%, 8/15/16	1,083,051
256	7.00%, 11/15/16	247,690
100	7.00%, 12/15/16	97,488
71	7.00%, 6/15/17	68,181
1,445	7.00%, 2/15/18	1,401,301
905	7.00%, 5/15/18	876,022
1,466	7.00%, 8/15/18	1,430,005
85	7.00%, 9/15/18	82,338
168	7.00%, 6/15/22	162,232
183	7.05%, 3/15/18	175,324
332	7.05%, 4/15/18	321,643
253	7.125%, 10/15/17	246,965
545	7.15%, 6/15/16	541,364
1,087	7.15%, 9/15/18	1,060,614
43	7.20%, 10/15/17	42,109
2,153	7.25%, 6/15/16	2,111,872
1,225	7.25%, 9/15/17	1,198,309
324	7.25%, 1/15/18	316,024
238	7.25%, 4/15/18	233,857
273	7.25%, 8/15/18	264,684
180	7.25%, 9/15/18	176,852
80	7.30%, 1/15/18	78,055
235	7.35%, 1/15/17	229,664
22	7.35%, 4/15/18	21,707
356	7.375%, 11/15/16	349,131
10	7.375%, 4/15/18	9,783
1,037	7.50%, 5/15/16	1,027,461
784	7.50%, 6/15/16	772,817
20	7.50%, 11/15/16	19,712
1,260	7.50%, 8/15/17	1,232,493
12	7.50%, 11/15/17	11,654
1,505	7.50%, 12/15/17	1,473,006
1,324	7.55%, 5/15/16	1,313,992
79	8.00%, 10/15/17	78,137
197	8.00%, 11/15/17	193,820
20	8.125%, 11/15/17	19,707
25	8.25%, 3/15/17	24,994
35	8.65%, 8/15/15	34,563
121	9.00%, 7/15/20	121,066
160	BankAmerica Capital II, 8.00%, 12/15/26	164,448
5,100	BankAmerica Institutional Capital B, 7.70%, 12/31/26 (a)(c)	5,214,750
38,750	Capital One Capital V, 10.25%, 8/15/39	39,718,750
£1,000	Credit Agricole S.A., 8.125%, 10/26/19 (f)	1,085,349
$13,002	ILFC E-Capital Trust I, 4.28%, 12/21/65 (a)(c)(g)	8,832,779

PIMCO High Income Fund Schedule of Investments
June 30, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$28,430	ILFC E-Capital Trust II, 6.25%, 12/21/65, (converts to FRN on 12/21/15) (a)(c)	$20,896,050
18,000	International Lease Finance Corp., 6.98%, 10/15/17 (e)(g)	16,626,875
	LBG Capital No.1 PLC,
€1,885	7.375%, 3/12/20	1,994,250
£900	7.588%, 5/12/20	1,215,725
£3,400	7.869%, 8/25/20	4,603,388
$2,000	8.50%, 12/17/21 (a)(c)(f)	1,863,000
	LBG Capital No.2 PLC,
£284	9.00%, 12/15/19	402,532
£5,500	9.125%, 7/15/20	7,539,256
£850	11.25%, 9/14/23	1,263,735
$6,300	National City Preferred Capital Trust I, 12.00%, 12/10/12 (f)(i)	6,528,010
43,895	NSG Holdings LLC, 7.75%, 12/15/25 (a)(c)	44,114,475
8,800	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (f)	7,128,000
	SLM Corp.,
9,000	8.00%, 3/25/20	9,900,000
51,635	8.45%, 6/15/18 (i)	58,089,375
	Springleaf Finance Corp.,
10,000	5.40%, 12/1/15	8,375,000
9,100	6.90%, 12/15/17	7,308,392
		331,114,809
Hotels/Gaming—0.2%
2,100	MGM Resorts International, 11.125%, 11/15/17	2,367,750

Insurance—17.5%
	American International Group, Inc.,
€3,562	6.797%, 11/15/17 (a)(b)(c)(j) (acquisition cost-$1,373,167; purchased 1/29/09)	4,946,083
€8,200	8.00%, 5/22/68, (converts to FRN on 5/22/18)	10,055,404
$87,250	8.175%, 5/15/68, (converts to FRN on 5/15/38) (i)	95,102,500
£6,650	8.625%, 5/22/68, (converts to FRN on 5/22/18) (a)(c)	10,560,755
£28,650	8.625%, 5/22/68, (converts to FRN on 5/22/18)	45,498,591
€23,300	Cloverie PLC for Zurich Insurance Co., Ltd., 12.00%, 7/15/14 (e)(f)	31,679,964
$2,000	Pacific Life Insurance Co., 7.90%, 12/30/23 (a)(c)(i)	2,457,692
3,500	Transatlantic Holdings, Inc., 8.00%, 11/30/39	4,105,290
10,000	Validus Holdings Ltd., 8.875%, 1/26/40	11,243,510
		215,649,789
Oil & Gas—0.1%
1,000	Cie Generale de Geophysique-Veritas, 7.75%, 5/15/17	1,035,625

Telecommunications—1.5%
1,122	CenturyLink, Inc., 7.20%, 12/1/25	1,168,496
15,200	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30	16,934,731
		18,103,227
Utilities—2.8%
7,300	AES Andres Dominicana Ltd., 9.50%, 11/12/20 (a)(c)	7,592,000
2,162	Ameren Energy Generating Co., 7.95%, 6/1/32	1,707,980

PIMCO High Income Fund Schedule of Investments
June 30, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Utilities (continued)
$23,990	Dynegy Roseton/ Dynegy Danskammer LLC Pass Through Trust, 7.67%, 11/8/16, Series B (b)(d)	$14,873,800
4,455	Energy Future Holdings Corp., 9.75%, 10/15/19	4,610,925
5,445	Energy Future Intermediate Holding Co. LLC, 9.75%, 10/15/19	5,635,575
		34,420,280
	Total Corporate Bonds & Notes (cost—$727,113,372)	838,495,613

MORTGAGE-BACKED SECURITIES—9.3%
2,045	American Home Mortgage Assets LLC, 6.25%, 6/25/37, CMO	982,293
10,240	Banc of America Alternative Loan Trust, 6.00%, 3/25/36, CMO	6,858,492
71	Banc of America Mortgage Securities, Inc., 2.999%, 2/25/36, CMO (g)	51,735
	BCAP LLC Trust, CMO (a)(c)(g),
4,700	5.53%, 3/26/37	520,147
2,944	10.903%, 6/26/36	529,933
	Bear Stearns Adjustable Rate Mortgage Trust, CMO (g),
13,639	2.805%, 8/25/35	9,248,009
911	3.123%, 5/25/47	605,500
534	5.356%, 11/25/34	450,901
	Chase Mortgage Finance Corp., CMO,
63	2.735%, 12/25/35, (g)	55,347
83	5.50%, 5/25/36	76,827
366	5.817%, 9/25/36 (g)	317,867
	Citigroup Mortgage Loan Trust, Inc., CMO (g),
240	2.674%, 7/25/46	147,573
438	3.392%, 7/25/37	287,616
1,674	5.019%, 9/25/37	1,063,407
3,552	5.592%, 8/25/37	2,490,639
4,124	5.779%, 3/25/37	3,590,073
	Countrywide Alternative Loan Trust, CMO,
731	2.90%, 2/25/37 (g)	483,695
1,580	5.272%, 7/25/21 (g)	1,436,000
726	5.50%, 3/25/36	423,571
1,861	6.00%, 2/25/35	1,663,773
567	6.00%, 11/25/36	372,071
8,865	6.00%, 2/25/37	5,745,007
319	6.50%, 6/25/36	180,502
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
1,347	2.744%, 9/20/36 (g)	673,356
4,876	5.50%, 10/25/35	4,611,769
151	5.533%, 9/25/47 (g)	100,194
4,951	5.75%, 3/25/37	4,102,534
3,922	5.75%, 6/25/37	3,386,659
1,426	6.00%, 5/25/36	1,133,046
902	6.00%, 4/25/37	764,684
13,378	6.00%, 5/25/37	10,770,600
466	6.25%, 9/25/36	347,898
2,900	Credit Suisse Mortgage Capital Certificates, 6.00%, 2/25/37, CMO	2,281,155
200	First Horizon Asset Securities, Inc., 2.566%, 5/25/37, CMO (g)	118,168
	GSR Mortgage Loan Trust, CMO,
1,203	5.50%, 5/25/36	959,320
1,340	6.00%, 7/25/37	1,163,379

PIMCO High Income Fund Schedule of Investments
June 30, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
	Harborview Mortgage Loan Trust, CMO (g),
$134	5.304%, 8/19/36	$95,091
1,263	5.75%, 8/19/36	744,475
12,375	JPMorgan Alternative Loan Trust, 5.76%, 3/25/37, CMO (g)	7,104,255
	JPMorgan Mortgage Trust, CMO,
782	5.67%, 1/25/37 (g)	623,777
1,091	5.75%, 1/25/36	1,007,421
4,344	MASTR Reperforming Loan Trust, 7.00%, 8/25/34, CMO (a)(c)	4,422,771
511	Merrill Lynch Alternative Note Asset, 3.043%, 6/25/37, CMO (g)	283,955
349	Merrill Lynch Mortgage-Backed Securities Trust, 5.235%, 4/25/37, CMO (g)	248,523
	Residential Asset Securitization Trust, CMO,
1,884	6.00%, 9/25/36	1,039,021
1,357	6.25%, 10/25/36	888,935
586	6.50%, 8/25/36	312,902
5,346	Residential Funding Mortgage Securities I Trust, 6.25%, 8/25/36, CMO	4,489,558
	Sequoia Mortgage Trust, CMO (g),
154	2.636%, 1/20/47	112,892
1,959	5.312%, 7/20/37	1,500,205
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO (g),
2,783	5.494%, 4/25/37	2,122,501
2,168	5.815%, 2/25/37	1,569,528
	WaMu Mortgage Pass Through Certificates, CMO (g),
278	2.16%, 1/25/37	187,069
2,189	2.248%, 11/25/36	1,562,576
176	2.339%, 12/25/36	121,687
236	2.452%, 4/25/37	152,867
1,689	2.506%, 9/25/36	1,190,187
499	2.552%, 2/25/37	322,842
1,135	2.713%, 2/25/37	833,642
236	2.756%, 3/25/37	191,290
429	4.997%, 5/25/37	293,399
587	5.178%, 2/25/37	412,399
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO,
11,897	6.00%, 6/25/37	8,558,580
7,014	6.50%, 3/25/36	3,742,569
	Wells Fargo Mortgage-Backed Securities Trust, CMO (g),
2,508	2.619%, 7/25/36	1,892,066
396	2.629%, 7/25/36	294,824
253	2.781%, 9/25/36	186,944
	Total Mortgage-Backed Securities (cost—$115,930,971)	114,502,491

MUNICIPAL BONDS—7.7%
California—1.8%
11,600	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	13,911,184
500	San Diego Redev. Agcy., Tax Allocation, 7.625%, 9/1/30, Ser. A	532,830
7,070	State Public Works Board Rev., 8.00%, 3/1/35, Ser. A-2	7,660,911
		22,104,925
Louisiana—0.4%
3,850	New Orleans, Public Improvements, GO, 8.55%, 12/1/34, Ser. A	4,326,976

PIMCO High Income Fund Schedule of Investments
June 30, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Texas—5.5%
	North Texas Tollway Auth. Rev.,
$18,600	8.41%, 2/1/30	$21,714,012
39,995	8.91%, 2/1/30	46,149,831
		67,863,843
	Total Municipal Bonds (cost—$83,387,189)	94,295,744

Shares
PREFERRED STOCK—6.6%
Banking—4.1%
758,600	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(c)(f)(j) (acquisition cost-$42,106,600; purchased 8/23/10-2/1/11)	39,067,900
10,000	Farm Credit Bank, 10.00%, 12/15/20, Ser. 1 (f)	11,662,500
		50,730,400
Financial Services—1.3%
	Ally Financial, Inc. (f),
3,000	7.00%, 8/15/12 (a)(c)	2,672,906
150,000	8.50%, 5/15/16, Ser. A (k)	3,442,500
150,000	Bank of America Corp., 8.20%, 5/1/13, Ser. H (f)	3,877,500
200,000	GMAC Capital Trust I, 8.125%, 2/15/16, Ser. 2 (k)	4,810,000
7	Union Planters Preferred Funding Corp., 7.75%, 7/15/23 (a)(b)(c)(f)(j) (acquisition cost-$630,000; purchased 3/3/11)	627,813
		15,430,719
Real Estate Investment Trust—1.2%
14,470	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a)(c)(f)	15,169,581
	Total Preferred Stock (cost—$83,519,150)	81,330,700

Principal
Amount
(000s)
ASSET-BACKED SECURITIES—4.2%
	Countrywide Asset-Backed Certificates,
$3,000	5.595%, 8/25/35	2,096,335
13,700	5.884%, 7/25/36	6,242,419
29,041	Greenpoint Manufactured Housing, 8.45%, 6/20/31 (g)	27,938,869
672	GSAA Trust, 0.545%, 3/25/37 (g)	325,628
18,481	Indymac Residential Asset-Backed Trust, 0.405%, 7/25/37 (g)	10,089,028
3,372	Mid-State Trust, 7.791%, 3/15/38	3,201,397
2,602	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47 (g)	1,718,388
477	Washington Mutual Asset-Backed Certificates, 0.395%, 5/25/36 (g)	234,501
	Total Asset-Backed Securities (cost—$55,020,526)	51,846,565

SHORT-TERM INVESTMENTS—4.2%
Corporate Notes—0.4%
Financial Services—0.4%
	Ally Financial, Inc.,
97	5.85%, 5/15/13	96,166
170	6.25%, 3/15/13	169,052

PIMCO High Income Fund Schedule of Investments

June 30, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$25	6.30%, 3/15/13	$24,885
112	6.40%, 3/15/13	111,457
209	6.45%, 2/15/13	208,183
239	6.50%, 2/15/13	238,136
160	6.50%, 4/15/13	159,394
45	6.75%, 4/15/13	44,913
255	6.80%, 4/15/13	254,546
593	7.00%, 1/15/13	594,545
3,012	7.10%, 1/15/13	3,005,102
210	7.50%, 10/15/12	210,024
	Total Corporate Notes (cost—$5,100,071)	5,116,403

U.S. Treasury Obligations (h)(l)—0.2%
2,633	U.S. Treasury Bills, 0.04%-0.057%, 7/5/12-8/2/12 (cost—$2,632,939)	2,632,939

Repurchase Agreements—3.6%
43,100	RBC Capital Markets, dated 6/29/12, 0.19%, due 7/2/12, proceeds $43,100,682; collateralized by U.S. Treasury Notes, 1.00%, due 9/30/16, valued at $43,960,177 including accrued interest	43,100,000
972	State Street Bank & Trust Co., dated 6/29/12, 0.01%, due 7/2/12, proceeds $972,001; collateralized by U.S. Treasury Notes, 2.00%, due 11/15/21, valued at $991,955 including accrued interest	972,000
	Total Repurchase Agreements (cost—$44,072,000)	44,072,000
	Total Short-Term Investments (cost—$51,805,010)	51,821,342

	Total Investments (cost—$1,116,776,218) (m)—100.0%	$1,232,292,455

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Centrally cleared swaps are valued at the price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $256,783,394, representing 20.8% of total investments.

(b)	Illiquid.

(c)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	In default.

(e)	Fair-Valued—Securities with an aggregate value of $48,306,839, representing 3.9% of total investments.

(f)	Perpetual maturity. The date shown is the next call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(g)	Variable or Floating Rate Security — Security with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2012.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(i)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

(j)	Restricted. The aggregate acquisition cost of such securities is $48,609,767 and the aggregate market value is $49,646,846, representing 4.0% of total investments.

(k)	Dividend rate is fixed until the first call date and variable thereafter.

(l)	Rates reflect the effective yields at purchase date.

(m)

At June 30, 2012, the cost basis of portfolio securities for federal income tax purposes was $1,118,028,895. Gross unrealized appreciation was $143,288,424, gross unrealized depreciation was $29,024,864 and net unrealized appreciation was $114,263,560. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Glossary:

£—British Pound

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2012.

GO—General Obligation Bond

Other Investments:

(a) Over-the-Counter (OTC) credit default swap agreements:

Sell protection swap agreements outstanding at June 30, 2012(1):

Swap Counterparty/	Notional Amount	Credit	Termination	Payments	Market	Upfront Premiums	Unrealized
Referenced Debt Issuer	(000s) (2)	Spread (3)	Date	Received	Value (4)	Received	Depreciation
Barclays Bank:
Argentine Republic Government International Bond	$15,000	9.43%	6/20/13	5.00%	$(596,095)	$(169,109)	$(426,986)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2012 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) Interest rate swap agreements outstanding at June 30, 2012:

OTC swap agreements:

			Rate Type			Upfront
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid(Received)	Appreciation
Credit Suisse First Boston	$1,000,000	8/15/17	3-Month USD-LIBOR	1.55%	$8,351,874	$558,860	$7,793,014
Deutsche Bank	1,000,000	8/15/17	3-Month USD-LIBOR	1.55%	8,351,877	(237,480)	8,589,357
Royal Bank of Scotland	330,000	5/29/18	3-Month USD-LIBOR	1.75%	2,440,318	1,590,175	850,143
					$19,144,069	$1,911,555	$17,232,514

Centrally cleared swap agreements:

			Rate Type			Unrealized
	Notional Amount	Termination	Payments	Payments	Market	Appreciation
Broker (Exchange)	(000s)	Date	Made	Received	Value	(Depreciation)
Barclays Bank (CME)	$200,000	6/16/20	3-Month USD-LIBOR	4.00%	$38,695,323	$4,183,502
Credit Suisse First Boston (CME)	500,000	12/16/16	3-Month USD-LIBOR	4.00%	69,985,007	2,010,707
Goldman Sachs (CME)	500,000	12/19/17	1.00%	3-Month USD-LIBOR	2,917,885	(1,867,115)
Goldman Sachs (CME)	200,000	12/19/22	1.75%	3-Month USD-LIBOR	2,915,992	(558,008)
					$114,514,207	$3,769,086

CME—Chicago Mercantile Exchange

LIBOR—London Inter-Bank Offered Rate

At June 30, 2012, pledged cash collateral of $33,824,000 for centrally cleared interest rate swaps.

(c)  Forward foreign currency contracts outstanding at June 30, 2012:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	June 30, 2012	(Depreciation)
Purchased:
35,467,000 British Pound settling 7/3/12	Barclays Bank	$54,988,037	$55,546,681	$558,644
35,467,000 British Pound settling 7/3/12	Deutsche Bank	55,222,119	55,546,681	324,562
75,835,000 British Pound settling 7/3/12	JPMorgan Chase	118,402,195	118,769,068	366,873
3,100,000 Euro settling 7/16/12	Barclays Bank	3,913,078	3,923,451	10,373
17,568,000 Euro settling 7/3/12	BNP Paribas	21,924,864	22,232,290	307,426
1,198,000 Euro settling 7/16/12	Deutsche Bank	1,484,190	1,516,224	32,034
755,000 Euro settling 7/16/12	HSBC Bank	965,885	955,550	(10,335)
1,053,000 Euro settling 7/16/12	JPMorgan Chase	1,374,328	1,332,708	(41,620)
4,658,000 Indian Rupee settling 7/12/12	JPMorgan Chase	100,215	83,266	(16,949)
Sold:
35,467,000 British Pound settling 8/2/12	Barclays Bank	54,983,462	55,542,562	(559,100)
35,467,000 British Pound settling 8/2/12	Deutsche Bank	55,217,686	55,542,562	(324,876)
70,934,000 British Pound settling 8/2/12	JPMorgan Chase	110,763,441	111,085,124	(321,683)
95,739,000 British Pound settling 7/3/12	Royal Bank of Scotland	149,257,101	149,941,739	(684,638)
51,030,000 British Pound settling 7/3/12	UBS	78,935,143	79,920,690	(985,547)
6,941,000 Euro settling 7/3/12	Credit Suisse First Boston	8,721,783	8,783,830	(62,047)
3,868,000 Euro settling 7/3/12	Goldman Sachs	4,663,877	4,664,630	(753)
3,975,000 Euro settling 7/16/12	Bank of America	5,196,617	5,030,876	165,741
17,568,000 Euro settling 8/2/12	BNP Paribas	21,930,661	22,237,560	(306,899)
23,718,000 Euro settling 9/14/12	Citigroup	29,591,526	30,035,851	(444,325)
120,000 Euro settling 7/16/12	Deutsche Bank	153,330	151,876	1,454
6,941,000 Euro settling 7/3/12	HSBC Bank	8,743,224	8,783,830	(40,606)
17,198,000 Euro settling 7/16/12	Royal Bank of Canada	22,717,870	21,766,291	951,579
4,658,000 Indian Rupee settling 7/12/12	JPMorgan Chase	91,554	83,266	8,288
				$(1,072,404)

At June 30,2012, the Fund held $39,555,000 in cash as collateral for derivative contracts.  Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(d) Open reverse repurchase agreements at June 30, 2012:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Deutsche Bank	0.65%	5/2/12	7/2/12	12,343,118	12,329,761
	0.65%	5/3/12	8/3/12	8,806,628	8,797,256
	0.65%	5/4/12	8/9/12	6,452,750	6,446,000
	0.65%	5/8/12	8/9/12	1,985,934	1,984,000
UBS	0.55%	5/3/12	8/2/12	2,321,967	2,319,876
	0.58%	6/14/12	9/18/12	6,279,719	6,278,000
					38,154,893

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended June 30, 2012 was $74,046,155 at a weighted average interest rate of 0.68%. The total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral for open reverse repurchase agreements at June 30, 2012 was $42,022,426.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon, average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — OTC interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given  maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. Centrally cleared swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of OTC credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at June 30, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments and Other Investments for more detailed information on Investments in Securities and Other Financial Instruments):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	6/30/12
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	—	$18,313,422	$18,313,422
Electric	—	—	468,280	468,280
Financial Services	—	$314,487,934	16,626,875	331,114,809
Insurance	—	183,969,825	31,679,964	215,649,789
Utilities	—	19,546,480	14,873,800	34,420,280
All Other	—	238,529,033	—	238,529,033
Mortgage-Backed Securities	—	113,972,558	529,933	114,502,491
Municipal Bonds	—	94,295,744	—	94,295,744
Preferred Stock:
Financial Services	$12,130,000	3,300,719	—	15,430,719
All Other	—	65,899,981	—	65,899,981
Asset-Backed Securities	—	51,846,565	—	51,846,565
Short-Term Investments	—	51,821,342	—	51,821,342
Total Investments in Securities - Assets	$12,130,000	$1,137,670,181	$82,492,274	$1,232,292,455

Other Financial Instruments* - Assets
Foreign Exchange Contracts	—	$2,726,974	—	$2,726,974
Interest Rate Contracts	—	23,426,723	—	23,426,723
Total Other Financial Instruments* - Assets	—	$26,153,697	—	$26,153,697

Other Financial Instruments* - Liabilities
Credit Contracts	—	$(426,986)	—	$(426,986)
Foreign Exchange Contracts	—	(3,799,378)	—	(3,799,378)
Interest Rate Contracts	—	(2,425,123)	—	(2,425,123)
Total Other Financial Instruments* - Liabilities	—	$(6,651,487)	—	$(6,651,487)

Total Investments	$12,130,000	$1,157,172,391	$82,492,274	$1,251,794,665

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the three months ended June 30, 2012.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended June 30, 2012, was as follows:

						Net Change
	Beginning			Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Realized	Appreciation/	into	out of	Balance
	3/31/12	Purchases	Sales	(Premiums)	Gain (Loss)	Depreciation	Level 3	Level 3**	6/30/12
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$18,661,529	—	$(640,988)	$(31,782)	$(54,822)	$379,485	—	—	$18,313,422
Electric	465,903	—	—	(630)	—	3,007	—	—	468,280
Financial Services	16,460,217	—	—	161,976	—	4,682	—	—	16,626,875
Insurance	31,438,829	—	—	—	—	241,135	—	—	31,679,964
Utilities	14,873,800	—	—	—	—	—	—	—	14,873,800
Mortgage-Backed Securities	739,670	—	(340,885)	68,681	287,274	295,340	—	$(520,147)	529,933
Preferred Stock:
Financial Services	563,937	—	—	—	—	63,876	—	(627,813)	—
Total Investments	$83,203,885	—	$(981,873)	$198,245	$232,452	$987,525	—	$(1,147,960)	$82,492,274

**Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at June 30, 2012 was $827,738.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO High Income Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 21, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 21, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 21, 2012